Post-retirement benefits - Change in fair value of scheme assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement
Actual return on the plan assets		$ 1,267
Scheme assets
Movement
Beginning of year	$ 9,116	9,421
Interest income on scheme assets	240	325
Expenses	(18)	(14)
Actuarial gains (losses)	233	942
Exchange and other adjustments	772	(1,254)
Employer contributions	157	192
Participant contributions	3	4
Benefits paid	(581)	(500)
End of year	9,922	9,116
Actual return on the plan assets	473	1,267
Scheme assets | UK defined benefit plans
Movement
Beginning of year	6,137	6,467
Interest income on scheme assets	159	221
Expenses	(6)	(5)
Actuarial gains (losses)	45	858
Exchange and other adjustments	596	(1,228)
Employer contributions	123	130
Participant contributions	3	4
Benefits paid	(308)	(310)
End of year	6,749	6,137
Scheme assets | Rest of Group defined benefit plans
Movement
Beginning of year	2,979	2,954
Interest income on scheme assets	81	104
Expenses	(12)	(9)
Actuarial gains (losses)	188	84
Exchange and other adjustments	176	(26)
Employer contributions	34	62
Benefits paid	(273)	(190)
End of year	$ 3,173	$ 2,979